Jul. 19, 2024
Janus Henderson Short Duration Income ETF

Janus Detroit Street Trust

Janus Henderson Short Duration Income ETF

Supplement dated July 19, 2024

to Currently Effective Prospectuses

Effective immediately, the prospectuses for the Janus Henderson Short Duration Income ETF (the “Fund”) are amended as follows:

1.	Under “Principal Investment Strategy” in the Fund Summary section of the Fund’s prospectuses, the following replaces the first paragraph in its entirety:

The Fund pursues its investment objective by investing under normal circumstances, at least 80% of its net assets in a portfolio of fixed income instruments of varying maturities. The Fund seeks value across sectors and geographies using a wide range of instruments to capitalize on investment opportunities to maximize current income while at the same time providing low volatility. The Fund seeks to take advantage of market mispricings and dislocations caused by structural inefficiencies in the fixed income market. For example, many fixed income indices are more heavily focused on the U.S. or other larger regions globally, and may underrepresent smaller countries or regions that offer appealing risk-adjusted return prospects. Similarly, many fixed income indices are heavily influenced by one or more of the largest components of the index, and may underrepresent smaller issuers that offer appealing return prospects. The types of fixed income instruments in which the Fund may invest include bonds, debt securities, and other similar instruments issued by various U.S. and foreign public- or private-sector entities. The Fund may invest up to 20% of its assets in asset-backed securities that are rated investment grade or of similar quality as determined by the Adviser. From time to time, the Fund may invest up to 5% of its assets in asset-backed securities that are rated below investment grade, so long as such instruments, together with other asset-backed securities held by the Fund, do not exceed 20% of the Fund’s net assets. The Fund may also invest in cash or cash equivalents such as commercial paper, repurchase agreements and other short-term fixed-income securities. The Fund may invest its uninvested cash in affiliated or non-affiliated money market funds. The Fund may also invest in securities that have contractual restrictions that prohibit or limit their public resale, which may include Rule 144A securities.